Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of related party [Abstract]
Disclosure of information about key management personnel
Key management personnel compensation is comprised of:

	2024	2023
Short-term employee benefits (1)	$16.9	$9.9
Post-employment benefits (2)	1.8	1.3
Share-based payments (3)	1.0	4.4
	$19.7	$15.6
(1)Includes annual salary and short-term incentives, RSUs, and PSUs paid by the Company.
(2)Includes annual contributions to retirement savings plans made by the Company.
(3)Includes annual stock option and compensation shares.